UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1.  Schedule of Investments.

CHOU EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 29.4%
Communications - 18.8%
85,000	Overstock.com, Inc. (a)(b)	$1,336,200
210,900	Sprint Nextel Corp. (a)	978,576
80,000	UTStarcom, Inc. (a)	188,000
		2,502,776
Consumer Discretionary - 9.3%
4,800	Office Depot, Inc. (a)	22,224
36,000	RadioShack Corp.	540,360
15,300	Ryanair Holdings PLC, ADR (a)	425,340
3,000	Sears Holdings Corp. (a)	247,950
		1,235,874
Consumer Staples - 0.6%
9,310	Alliance One International, Inc. (a)	37,426
4,200	MannKind Corp. (a)	15,330
20,000	Village Farms International, Inc. (a)	25,168
		77,924
Financials - 0.3%
5,200	Asta Funding, Inc.	44,512

Information Technology - 0.4%
3,200	Dell, Inc. (a)	46,432

Total Common Stock (Cost $3,580,792)	3,907,518

Principal	Security Description	Rate	Maturity	Value

Corporate Convertible Bonds - 0.4%
Consumer Staples - 0.4%
$100,000	MannKind Corp.	3.75%	12/15/13	$50,875

Total Corporate Convertible Bonds (Cost $49,237)	50,875

Shares	Security Description	Value

Warrants - 0.9%
6,000	Bank of America Corp. (a)	$46,020
3,100	JPMorgan Chase & Co. (a)	52,018
2,500	Wells Fargo & Co. (a)	28,250

Total Warrants (Cost $102,865)	126,288

Total Investments - 30.7% (Cost $3,732,894)*	$4,084,681

Contracts	Security Description	Strike Price	Exp. Date	Value
Call Options Written - (0.2)%
(150)	Overstock.com, Inc.	$17.50	04/11	$(750)
(350)	Overstock.com, Inc.	20.00	09/11	(23,625)

Total Written Options - (0.2)% (Premiums Received $(49,342))*	$(24,375)

Other Assets & Liabilities, Net – 69.5%	9,230,416
Net Assets – 100.0%	$13,290,722

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$408,151
Gross Unrealized Depreciation	(31,397)
Net Unrealized Appreciation	$376,754

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock	$3,907,518	$-	$-	$3,907,518
Corporate Convertible Bonds	-	50,875	-	50,875
Warrants	126,288	-	-	126,288
Other Financial Instruments**	(24,375)	-	-	(24,375)
Total Investments	$4,009,431	$50,875	$-	$4,060,306

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written options, which are valued at their market value at period end date.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 68.7%
Corporate Convertible Bonds - 29.7%
Communications - 0.8%
$30,000	Level 3 Communications, Inc.	6.50%	10/01/16	$44,062

Consumer Staples - 19.7%
2,237,000	MannKind Corp.	3.75	12/15/13	1,138,074

Financials - 9.2%
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	530,000

Total Corporate Convertible Bonds (Cost $1,874,537)	1,712,136

Corporate Non-Convertible Bonds - 14.5%
Communications - 8.9%
40,000	Dex One Corp.	12.00	01/29/17	25,600
220,000	Level 3 Communications, Inc. (a)	11.88	02/01/19	207,900
288,229	Morris Publishing Group, LLC	10.00	09/01/14	277,781
				511,281

Energy - 3.7%
300,000	Compton Petroleum Finance Corp.	10.00	09/15/17	214,500

Materials - 1.9%
267,000	Abitibi Consolidated, Inc. (Escrow Shares) (b)	0.00	12/23/49	4,005
170,000	Abitibi Consolidated, Inc. (Escrow Shares) (b)	0.00	12/23/49	2,550
100,000	Catalyst Paper Corp. (a)	11.00	12/15/16	101,000
				107,555

Total Corporate Non-Convertible Bonds (Cost $848,189)	833,336

Syndicated Loans - 24.5%
1,800,000	RH Donnelley, Inc. (c) (Cost $1,446,750)	9.00	10/24/14	1,412,037

Total Fixed Income Securities - 68.7% (Cost $4,169,476)*	$3,957,509

Other Assets & Liabilities, Net – 31.3%	1,805,961
Net Assets – 100.0%	$5,763,470

LLC	Limited Liability Company
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $308,900 or 5.4% of net assets.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $6,555 or 0.1% of net assets.
(c)	Variable rate security. Rate presented is as of March 31, 2011.

*Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation on investments consists of:

Gross Unrealized Appreciation	$90,455
Gross Unrealized Depreciation	(302,422)
Net Unrealized Depreciation	$(211,967)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Corporate Convertible Bonds	$-	$1,712,136	$-	$1,712,136
Corporate Non-Convertible Bonds	-	826,781	6,555	833,336
Syndicated Loans	-	1,412,037	-	1,412,037
Total Investments At Value	$-	$3,950,954	$6,555	$3,957,509

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Corporate Non-Convertible Bonds

Balance as of 12/31/10	$6,555
Accrued Accretion/(Amortization)	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	-
Purchases	-
Sales	-
Transfers In/(Out)	-
Balance as of 03/31/11	$6,555
Net change in unrealized appreciation/(depreciation) from investments held as of 03/31/11	$-

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer

Date:	May 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer

Date:	May 3, 2011

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	May 3, 2011